Income Tax (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Income Tax Text Block [Abstract]
Temporary differences associated with the investments in subsidiaries	$ 174.2	$ 188.6